Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP GOVERNMENT FUND
Entity Central Index Key	0000769220
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000010992 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Strategic Income Fund(formerly, Delaware Strategic Income Fund)
Class Name	Class A
Trading Symbol	DEGGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.84%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 238,554,052
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 306,826
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$238,554,052
Total number of portfolio holdings	261
Total advisory fees paid	$306,826
Portfolio turnover rate	50%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.15%
Loan Agreements	20.14%
Collateralized Debt Obligations	17.99%
Short-Term Investments	3.15%
Government Agency Obligations	2.21%
Common Stocks	0.81%
Sovereign Bonds	0.70%
Supranational Banks	0.18%
Preferred Stock	0.05%
Agency Collateralized Mortgage Obligations	0.01%

C000010994 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Strategic Income Fund(formerly, Delaware Strategic Income Fund)
Class Name	Class C
Trading Symbol	DUGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.59%
^	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%	[2]
Net Assets	$ 238,554,052
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 306,826
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$238,554,052
Total number of portfolio holdings	261
Total advisory fees paid	$306,826
Portfolio turnover rate	50%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.15%
Loan Agreements	20.14%
Collateralized Debt Obligations	17.99%
Short-Term Investments	3.15%
Government Agency Obligations	2.21%
Common Stocks	0.81%
Sovereign Bonds	0.70%
Supranational Banks	0.18%
Preferred Stock	0.05%
Agency Collateralized Mortgage Obligations	0.01%

C000010995 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Strategic Income Fund(formerly, Delaware Strategic Income Fund)
Class Name	Class R
Trading Symbol	DUGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$56	1.09%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[3]
Net Assets	$ 238,554,052
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 306,826
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$238,554,052
Total number of portfolio holdings	261
Total advisory fees paid	$306,826
Portfolio turnover rate	50%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.15%
Loan Agreements	20.14%
Collateralized Debt Obligations	17.99%
Short-Term Investments	3.15%
Government Agency Obligations	2.21%
Common Stocks	0.81%
Sovereign Bonds	0.70%
Supranational Banks	0.18%
Preferred Stock	0.05%
Agency Collateralized Mortgage Obligations	0.01%

C000010996 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Strategic Income Fund(formerly, Delaware Strategic Income Fund)
Class Name	Institutional Class
Trading Symbol	DUGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.59%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[4]
Net Assets	$ 238,554,052
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 306,826
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$238,554,052
Total number of portfolio holdings	261
Total advisory fees paid	$306,826
Portfolio turnover rate	50%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.15%
Loan Agreements	20.14%
Collateralized Debt Obligations	17.99%
Short-Term Investments	3.15%
Government Agency Obligations	2.21%
Common Stocks	0.81%
Sovereign Bonds	0.70%
Supranational Banks	0.18%
Preferred Stock	0.05%
Agency Collateralized Mortgage Obligations	0.01%

C000130079 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Debt Corporate Fund(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class Name	Class A
Trading Symbol	DEDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.04%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[5]
Net Assets	$ 88,311,949
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 173,464
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$88,311,949
Total number of portfolio holdings	148
Total advisory fees paid	$173,464
Portfolio turnover rate	56%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	8.36%
Brazil	8.21%
Chile	5.48%
Türkiye	5.38%
Argentina	4.95%
Indonesia	4.13%
Nigeria	3.70%
Hong Kong	3.63%
India	3.50%
United Arab Emirates	3.47%

Sector allocation
Financials	24.31%
Utilities	15.33%
Oil & Gas	13.85%
Technology, Media and Telecommunication	12.49%
Consumer	7.48%
Metals & Mining	5.08%
Industrial	4.48%
Transport	3.89%
Infrastructure	3.27%
Real Estate	1.89%

C000130080 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Debt Corporate Fund(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class Name	Class C
Trading Symbol	DEDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.79%
^	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%	[6]
Net Assets	$ 88,311,949
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 173,464
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$88,311,949
Total number of portfolio holdings	148
Total advisory fees paid	$173,464
Portfolio turnover rate	56%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	8.36%
Brazil	8.21%
Chile	5.48%
Türkiye	5.38%
Argentina	4.95%
Indonesia	4.13%
Nigeria	3.70%
Hong Kong	3.63%
India	3.50%
United Arab Emirates	3.47%

Sector allocation
Financials	24.31%
Utilities	15.33%
Oil & Gas	13.85%
Technology, Media and Telecommunication	12.49%
Consumer	7.48%
Metals & Mining	5.08%
Industrial	4.48%
Transport	3.89%
Infrastructure	3.27%
Real Estate	1.89%

C000130082 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Emerging Markets Debt Corporate Fund(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class Name	Institutional Class
Trading Symbol	DEDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$40	0.79%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[7]
Net Assets	$ 88,311,949
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 173,464
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of January 31, 2025)
Fund net assets	$88,311,949
Total number of portfolio holdings	148
Total advisory fees paid	$173,464
Portfolio turnover rate	56%

Holdings [Text Block]
Fund holdings (as of January 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	8.36%
Brazil	8.21%
Chile	5.48%
Türkiye	5.38%
Argentina	4.95%
Indonesia	4.13%
Nigeria	3.70%
Hong Kong	3.63%
India	3.50%
United Arab Emirates	3.47%

Sector allocation
Financials	24.31%
Utilities	15.33%
Oil & Gas	13.85%
Technology, Media and Telecommunication	12.49%
Consumer	7.48%
Metals & Mining	5.08%
Industrial	4.48%
Transport	3.89%
Infrastructure	3.27%
Real Estate	1.89%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.